Consolidated Statements of comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net loss	$ (158.4)	$ (119.1)	$ (122.0)
Other comprehensive loss, net of tax:
Foreign currency translation, net of tax	34.2	(9.3)	(15.1)
Unrecognized actuarial gain (loss) and prior service benefit, net of tax	0.9	0.0	(1.5)
Other Comprehensive Income (Loss), Net of Tax	35.1	(9.3)	(16.6)
Comprehensive loss	(123.3)	(128.4)	(138.6)
Less: Comprehensive loss attributable to noncontrolling interest	(0.1)	0.0	0.0
Comprehensive loss attributable to Mirion Technologies (TopCo), Ltd. stockholders	$ (123.2)	$ (128.4)	$ (138.6)